Label	Element	Value
Zhengzhou Kaitong [Member] | Real Estate [Member]
Accrued Liabilities for Investment and Acquisition Current	gotu_AccruedLiabilitiesForInvestmentAndAcquisitionCurrent	¥ 26,580,000